SCHEDULE OF OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related parties		$ 126
Advances to suppliers	918
Prepaid expenses	751	50
Government institutions	151	251
Other	750	7
Other accounts receivable	$ 2,570	$ 434